CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 92,540	$ 71,950
Trade and other receivables (Note 5)	45,566	41,775
Income taxes receivable	36	964
Prepaids and deposits	8,604	5,987
Net investment in finance lease	43	83
Contract costs, net (Note 15)	7,452	6,394
Total current assets	154,241	127,153
Non-current assets:
Contract costs, net (Note 15)	12,606	10,750
Net investment in finance lease	0	45
Deferred tax asset (Note 18)	5,207	325
Right-of-use assets, net (Note 6)	1,131	1,342
Property and equipment, net (Note 7)	2,003	2,108
Intangible assets, net (Note 8)	1,671	2,401
Goodwill (Note 9)	13,854	14,251
Total assets	190,713	158,375
Current liabilities:
Trade and other payables	34,861	31,663
Automatic share repurchase plan liability (Note 12)	18,297	0
Income taxes payable	343	251
Deferred revenue (Note 15)	72,922	67,268
Lease obligations (Note 6)	1,341	1,470
Acquisition holdback payables	838	0
Total current liabilities	128,602	100,652
Non-current liabilities:
Acquisition holdback payables	0	1,045
Deferred revenue (Note 15)	794	617
Lease obligations (Note 6)	154	639
Employee benefit obligations (Note 11)	3,373	3,285
Deferred tax liability (Note 18)	29	1,416
Total liabilities	132,952	107,654
Shareholders’ equity
Share capital (Note 12)	253,295	247,496
Contributed surplus	19,109	13,960
Accumulated other comprehensive loss	(9,275)	(5,946)
Deficit	(205,368)	(204,789)
Total equity	57,761	50,721
Total liabilities and equity	190,713	158,375
Commitments and contingencies (Note 19)